Cash, Cash Equivalents, Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash
Summary of cash, cash equivalents and restricted cash

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Cash and cash equivalents:
Cash	22,991,101	36,667,669
Cash equivalents	1,328,231	4,302,310
Restricted cash:
Current	7,380,341	8,567,496
Non‑current	230,903	—
Total cash, cash equivalents and restricted cash	31,930,576	49,537,475